JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Core Equity Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated August 20, 2008
to the Prospectuses dated February 29, 2008,
as supplemented May 30, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN TAX AWARE CORE EQUITY FUND. On August 20, 2008, the Board of Trustees of the JPMorgan Tax Aware Core Equity Fund (the “Fund”) approved the liquidation and dissolution of the Fund on September 8, 2008 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Prospectuses are hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-TACE-808

JPMORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Core Equity Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated August 20, 2008
to the Statement of Additional Information
dated February 29, 2008,
as supplemented May 30, 2008

NOTICE OF LIQUIDATION OF THE JPMORGAN TAX AWARE CORE EQUITY FUND. On August 20, 2008, the Board of Trustees of the JPMorgan Tax Aware Core Equity Fund (the “Fund”) approved the liquidation and dissolution of the Fund on September 8, 2008 (the “Liquidation Date”). Cash proceeds of the liquidation are expected to be distributed to shareholders promptly following the Liquidation Date. As of the Liquidation Date, all reference to the Fund in the Statement of Additional Information is hereby deleted. IN LIGHT OF THE PLANNED LIQUIDATION, EFFECTIVE IMMEDIATELY, SHARES OF THE FUND ARE NO LONGER BEING OFFERED

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-TACE-808